Cover	Nov. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-1883984
Entity Registrant Name	CLEAN EARTH ACQUISITIONS CORP.
Entity Central Index Key	0001883984
Entity Tax Identification Number	87-1431377
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12600 Hill Country Blvd
Entity Address, Address Line Two	Building R
Entity Address, Address Line Three	Suite 275
Entity Address, City or Town	Bee Cave
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	800
Local Phone Number	508-1531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, one right, and one-half of one redeemable warrant
Trading Symbol	CLINU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A common stock included as part of the units, par value $0.0001 per share
Trading Symbol	CLIN
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights included as part of the units to acquire one-tenth (1/10) of one share of Class A common stock
Trading Symbol	CLINR
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CLINW
Security Exchange Name	NASDAQ